Fair value measurement	12 Months Ended
Dec. 31, 2021
Fair Value Disclosures
Fair Value Measurement	Note 28 – Fair value measurement

ASC Subtopic 820-10 “Fair Value Measurements and Disclosures” establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three levels in order to increase consistency and comparability in fair value measurements and disclosures. The hierarchy is broken down into three levels based on the reliability of inputs as follows:

• Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Corporation has the ability to access at the measurement date. Valuation on these instruments does not necessitate a significant degree of judgment since valuations are based on quoted prices that are readily available in an active market.

• Level 2 - Quoted prices other than those included in Level 1 that are observable either directly or indirectly. Level 2 inputs include quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active, or other inputs that are observable or that can be corroborated by observable market data for substantially the full term of the financial instrument.

• Level 3 - Inputs are unobservable and significant to the fair value measurement. Unobservable inputs reflect the Corporation’s own judgements about assumptions that market participants would use in pricing the asset or liability.

The Corporation maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the observable inputs be used when available. Fair value is based upon quoted market prices when available. If listed prices or quotes are not available, the Corporation employs internally-developed models that primarily use market-based inputs including yield curves, interest rates, volatilities, and credit curves, among others. Valuation adjustments are limited to those necessary to ensure that the financial instrument’s fair value is adequately representative of the price that would be received or paid in the marketplace. These adjustments include amounts that reflect counterparty credit quality, the Corporation’s credit standing, constraints on liquidity and unobservable parameters that are applied consistently.

The estimated fair value may be subjective in nature and may involve uncertainties and matters of significant judgment for certain financial instruments. Changes in the underlying assumptions used in calculating fair value could significantly affect the results.

Fair Value on a Recurring and Nonrecurring Basis

The following fair value hierarchy tables present information about the Corporation’s assets and liabilities measured at fair value on a recurring basis at December 31, 2021 and 2020:

At December 31, 2021
(In thousands)	Level 1	Level 2	Level 3	Measured at NAV	Total
RECURRING FAIR VALUE MEASUREMENTS
Assets
Debt securities available-for-sale:
U.S. Treasury securities	$-	$15,859,030	$-	$-	$15,859,030
Obligations of U.S. Government sponsored entities	-	70	-	-	70
Collateralized mortgage obligations - federal agencies	-	221,265	-	-	221,265
Mortgage-backed securities	-	8,886,950	826	-	8,887,776
Other	-	128	-	-	128
Total debt securities available-for-sale	$-	$24,967,443	$826	$-	$24,968,269
Trading account debt securities, excluding derivatives:
U.S. Treasury securities	$6,530	$-	$-	$-	$6,530
Obligations of Puerto Rico, States and political subdivisions	-	85	-	-	85
Collateralized mortgage obligations	-	59	198	-	257
Mortgage-backed securities	-	22,559	-	-	22,559
Other	-	-	280	-	280
Total trading account debt securities, excluding derivatives	$6,530	$22,703	$478	$-	$29,711
Equity securities	$-	$32,429	$-	$77	$32,506
Mortgage servicing rights	-	-	121,570	-	121,570
Derivatives	-	26,093	-	-	26,093
Total assets measured at fair value on a recurring basis	$6,530	$25,048,668	$122,874	$77	$25,178,149
Liabilities
Derivatives	$-	$(22,878)	$-	$-	$(22,878)
Contingent consideration	-	-	(9,241)	-	(9,241)
Total liabilities measured at fair value on a recurring basis	$-	$(22,878)	$(9,241)	$-	$(32,119)
At December 31, 2020
(In thousands)	Level 1	Level 2	Level 3	Total
RECURRING FAIR VALUE MEASUREMENTS
Assets
Debt securities available-for-sale:
U.S. Treasury securities	$3,499,781	$7,288,259	$-	$10,788,040
Obligations of U.S. Government sponsored entities	-	60,184	-	60,184
Collateralized mortgage obligations - federal agencies	-	392,132	-	392,132
Mortgage-backed securities	-	10,319,547	1,014	10,320,561
Other	-	235	-	235
Total debt securities available-for-sale	$3,499,781	$18,060,357	$1,014	$21,561,152
Trading account debt securities, excluding derivatives:
U.S. Treasury securities	$11,506	$-	$-	$11,506
Obligations of Puerto Rico, States and political subdivisions	-	103	-	103
Collateralized mortgage obligations	-	68	278	346
Mortgage-backed securities	-	24,338	-	24,338
Other	-	-	381	381
Total trading account debt securities, excluding derivatives	$11,506	$24,509	$659	$36,674
Equity securities	$-	$29,590	$-	$29,590
Mortgage servicing rights	-	-	118,395	118,395
Derivatives	-	20,785	-	20,785
Total assets measured at fair value on a recurring basis	$3,511,287	$18,135,241	$120,068	$21,766,596
Liabilities
Derivatives	$-	$(18,925)	$-	$(18,925)
Total liabilities measured at fair value on a recurring basis	$-	$(18,925)	$-	$(18,925)
The fair value information included in the following tables is not as of period end, but as of the date that the fair value measurement was recorded during the years ended December 31, 2021, 2020 and 2019 and excludes nonrecurring fair value measurements of assets no longer outstanding as of the reporting date.
Year ended December 31, 2021
(In thousands)	Level 1	Level 2	Level 3	Total
NONRECURRING FAIR VALUE MEASUREMENTS
Assets					Write-downs
Loans[1]	$-	$-	$21,167	$21,167	$(3,721)
Other real estate owned[2]	-	-	7,727	7,727	(1,579)
Other foreclosed assets[2]	-	-	68	68	(33)
Long-lived assets held-for-sale[3]	-	-	9,007	9,007	(5,320)
Trademark[4]	-	-	156	156	(5,404)
Total assets measured at fair value on a nonrecurring basis	$-	$-	$38,125	$38,125	$(16,057)

[1] Relates mostly to certain impaired collateral dependent loans. The impairment was measured based on the fair value of the collateral, which is derived from appraisals that take into consideration prices in observed transactions involving similar assets in similar locations. Costs to sell are excluded from the reported fair value amount.

[2] Represents the fair value of foreclosed real estate and other collateral owned that were written down to their fair value. Costs to sell are excluded from the reported fair value amount.
[3] Represents the fair value of long-lived assets held-for-sale that were written down to their fair value.
[4] Represents the fair value of a trademark due to a write-down on impairment.
Year ended December 31, 2020

(In thousands)	Level 1	Level 2	Level 3	Total
NONRECURRING FAIR VALUE MEASUREMENTS
Assets					Write-downs
Loans[1]	$-	$-	$74,511	$74,511	$(15,290)
Loans held-for-sale[2]	-	-	2,738	2,738	(1,311)
Other real estate owned[3]	-	-	20,123	20,123	(3,325)
Other foreclosed assets[3]	-	-	116	116	(148)
ROU assets[4]	-	-	446	446	(15,920)
Leasehold improvements[4]	-	-	126	126	(2,084)
Total assets measured at fair value on a nonrecurring basis	$-	$-	$98,060	$98,060	$(38,078)

[1] Relates mostly to certain impaired collateral dependent loans. The impairment was measured based on the fair value of the collateral, which is derived from appraisals that take into consideration prices in observed transactions involving similar assets in similar locations. Costs to sell are excluded from the reported fair value amount.

[2] Relates to a quarterly valuation on loans held-for-sale. Costs to sell are excluded from the reported fair value amount.
[3] Represents the fair value of foreclosed real estate and other collateral owned that were written down to their fair value. Costs to sell are excluded from the reported fair value amount.
[4] The impairment was measured based on the sublease rental value of the branches that were subject to the strategic realignment of PB's New Metro Branch network.
Year ended December 31, 2019

(In thousands)	Level 1	Level 2	Level 3	Total
NONRECURRING FAIR VALUE MEASUREMENTS
Assets					Write-downs
Loans[1]	$-	$-	$35,363	$35,363	$(13,533)
Other real estate owned[2]	-	-	18,132	18,132	(3,526)
Other foreclosed assets[2]	-	-	1,213	1,213	(156)
Long-lived assets held-for-sale[3]	-	-	2,500	2,500	(2,591)
Total assets measured at fair value on a nonrecurring basis	$-	$-	$57,208	$57,208	$(19,806)

[1] Relates mostly to certain impaired collateral dependent loans. The impairment was measured based on the fair value of the collateral, which is derived from appraisals that take into consideration prices in observed transactions involving similar assets in similar locations. Costs to sell are excluded from the reported fair value amount.

[2] Represents the fair value of foreclosed real estate and other collateral owned that were written down to their fair value. Costs to sell are excluded from the reported fair value amount.
[3] Represents the fair value of long-lived assets held-for-sale that were written down to their fair value.
The following tables present the changes in Level 3 assets and liabilities measured at fair value on a recurring basis for the years ended December 31, 2021, 2020, and 2019.
Year ended December 31, 2021
	MBS		Other
	classified	CMOs	securities
	as debt	classified	classified
	securities	as trading	as trading	Mortgage
	available-	account debt	account debt	servicing	Total	Contingent	Total
(In thousands)	for-sale	securities	securities	rights	assets	Consideration	liabilities
Balance at January 1, 2021	$1,014	$278	$381	$118,395	$120,068	$-	$-
Gains (losses) included in earnings	-	(1)	(101)	(10,216)	(10,318)	-	-
Gains (losses) included in OCI	(13)	-	-	-	(13)	-	-
Additions	-	29	-	13,391	13,419	9,241	9,241
Settlements	(175)	(107)	-	-	(282)	-	-
Balance at December 31, 2021	$826	$198	$280	$121,570	$122,874	$9,241	$9,241
Changes in unrealized gains (losses) included in earnings relating to assets still held at December 31, 2021	$-	$(1)	$(45)	$6,410	$6,364	$-	-
Year ended December 31, 2020
	MBS		Other
	classified	CMOs	securities
	as debt	classified	classified
	securities	as trading	as trading	Mortgage
	available-	account debt	account debt	servicing	Total
(In thousands)	for-sale	securities	securities	rights	assets
Balance at January 1, 2020	$1,182	$530	$440	$150,906	$153,058
Gains (losses) included in earnings	-	(1)	(59)	(42,055)	(42,115)
Gains (losses) included in OCI	(18)	-	-	-	(18)
Additions	-	4	-	9,544	9,548
Settlements	(150)	(255)	-	-	(405)
Balance at December 31, 2020	$1,014	$278	$381	$118,395	$120,068
Changes in unrealized gains (losses) included in earnings relating to assets still held at December 31, 2020	$-	$-	$27	$(19,327)	$(19,300)
Year ended December 31, 2019
	MBS			Other
	classified	CMOs		securities
	as debt	classified	MBS	classified
	securities	as trading	classified as	as trading	Mortgage
	available-	account debt	trading account	account debt	servicing	Total
(In thousands)	for-sale	securities	debt securities	securities	rights	assets
Balance at January 1, 2019	$1,233	$611	$43	$485	$169,777	$172,149
Gains (losses) included in earnings	-	(1)	(1)	(45)	(27,516)	(27,563)
Gains (losses) included in OCI	(1)	-	-	-	-	(1)
Additions	-	71	25	-	9,143	9,239
Settlements	(50)	(151)	(41)	-	(498)	(740)
Transfers out of Level 3	-	-	(26)	-	-	(26)
Balance at December 31, 2019	$1,182	$530	$-	$440	$150,906	$153,058
Changes in unrealized gains (losses) included in earnings relating to assets still held at December 31, 2019	$-	$1	$-	$20	$(14,190)	$(14,169)

During the year ended December 31, 2019, certain MBS were transferred from Level 3 to Level 2 due to a change in valuation technique from an internally prepared pricing matrix to a bond’s theoretical value.

Gains and losses (realized and unrealized) included in earnings for the years ended December 31, 2021, 2020, and 2019 for Level 3 assets and liabilities included in the previous tables are reported in the consolidated statement of operations as follows:

	2021		2020		2019
	Total	Changes in unrealized	Total	Changes in unrealized	Total	Changes in unrealized
	gains (losses)	gains (losses)	gains (losses)	gains (losses)	gains (losses)	gains (losses)
	included	relating to assets still	included	relating to assets still	included	relating to assets still
(In thousands)	in earnings	held at reporting date	in earnings	held at reporting date	in earnings	held at reporting date
Mortgage banking activities	$(10,216)	$6,410	$(42,055)	$(19,327)	$(27,516)	$(14,190)
Trading account (loss) profit	(102)	(46)	(60)	27	(47)	21
Total	$(10,318)	$6,364	$(42,115)	$(19,300)	$(27,563)	$(14,169)
The following tables include quantitative information about significant unobservable inputs used to derive the fair value of Level 3 instruments, excluding those instruments for which the unobservable inputs were not developed by the Corporation such as prices of prior transactions and/or unadjusted third-party pricing sources at December 31, 2021 and 2020.
	Fair value at
	December 31,
(In thousands)	2021		Valuation technique	Unobservable inputs	Weighted average (range) [1]
CMO's - trading	$198		Discounted cash flow model	Weighted average life	0.8 years (0.04 - 1.0 years)
				Yield	3.6% (3.6% - 4.1%)
				Prepayment speed	11.4% (10.1% - 17.2%)
Other - trading	$280		Discounted cash flow model	Weighted average life	2.9 years
				Yield	12.0%
				Prepayment speed	10.8%
Loans held-in-portfolio	$20,041	[2]	External appraisal	Haircut applied on
				external appraisals	5.0%
Other real estate owned	$3,631	[3]	External appraisal	Haircut applied on
				external appraisals	22.3% (5.0% - 35.0%)
[1]	Weighted average of significant unobservable inputs used to develop Level 3 fair value measurements were calculated by relative fair value.
[2]	Loans held-in-portfolio in which haircuts were not applied to external appraisals were excluded from this table.
[3]	Other real estate owned in which haircuts were not applied to external appraisals were excluded from this table.
	Fair value at
	December 31,
(In thousands)	2020		Valuation technique	Unobservable inputs	Weighted average (range) [1]
CMO's - trading	$278		Discounted cash flow model	Weighted average life	1.2 years (0.6 - 1.4 years)
				Yield	3.6% (3.6% - 4.1%)
				Prepayment speed	17.7% (13.8% - 18.3%)
Other - trading	$381		Discounted cash flow model	Weighted average life	3.6 years
				Yield	12.0%
				Prepayment speed	10.8%
Mortgage servicing rights	$118,395		Discounted cash flow model	Prepayment speed	6.9% (0.3% - 24.6%)
				Weighted average life	6.0 years (0.3 - 12.3 years)
				Discount rate	11.1% (9.5% - 14.7%)
Loans held-in-portfolio	$74,347	[2]	External appraisal	Haircut applied on
				external appraisals	20.9% (10.0% - 40.0%)
Other real estate owned	$14,926	[3]	External appraisal	Haircut applied on
				external appraisals	22.1% (5.0% - 30.0%)
[1]	Weighted average of significant unobservable inputs used to develop Level 3 fair value measurements were calculated by relative fair value.
[2]	Loans held-in-portfolio in which haircuts were not applied to external appraisals were excluded from this table.
[3]	Other real estate owned in which haircuts were not applied to external appraisals were excluded from this table.

Effective the fourth quarter 2021, the mortgage servicing rights fair value was provided by a third-party valuation specialist. Refer to Note 11 for additional information on MSRs.

The significant unobservable inputs used in the fair value measurement of the Corporation’s collateralized mortgage obligations and interest-only collateralized mortgage obligation (reported as “other”), which are classified in the “trading” category, are yield, constant prepayment rate, and weighted average life. Significant increases (decreases) in any of those inputs in isolation would result in significantly lower (higher) fair value measurement. Generally, a change in the assumption used for the constant prepayment rate will generate a directionally opposite change in the weighted average life. For example, as the average life is reduced by a higher constant prepayment rate, a lower yield will be realized, and when there is a reduction in the constant prepayment rate, the average life of these collateralized mortgage obligations will extend, thus resulting in a higher yield.

The significant unobservable inputs used in the fair value measurement of the Corporation’s mortgage servicing rights are constant prepayment rates and discount rates. Increases in interest rates may result in lower prepayments. Discount rates vary according to products and / or portfolios depending on the perceived risk. Increases in discount rates result in a lower fair value measurement.

Following is a description of the Corporation’s valuation methodologies used for assets and liabilities measured at fair value. The disclosure requirements exclude certain financial instruments and all non-financial instruments. Accordingly, the aggregate fair value amounts of the financial instruments disclosed do not represent management’s estimate of the underlying value of the Corporation.

Trading account debt securities and debt securities available-for-sale

• U.S. Treasury securities: The fair value of U.S. Treasury notes is based on yields that are interpolated from the constant maturity treasury curve. These securities are classified as Level 2. U.S. Treasury bills are classified as Level 1 given the high volume of trades and pricing based on those trades.

• Obligations of U.S. Government sponsored entities: The Obligations of U.S. Government sponsored entities include U.S. agency securities, which fair value is based on an active exchange market and on quoted market prices for similar securities. The U.S. agency securities are classified as Level 2.

• Obligations of Puerto Rico, States and political subdivisions: Obligations of Puerto Rico, States and political subdivisions include municipal bonds. The bonds are segregated and the like characteristics divided into specific sectors. Market inputs used in the evaluation process include all or some of the following: trades, bid price or spread, two sided markets, quotes, benchmark curves including but not limited to Treasury benchmarks, LIBOR and swap curves, market data feeds such as those obtained from municipal market sources, discount and capital rates, and trustee reports. The municipal bonds are classified as Level 2.

• Mortgage-backed securities: Certain agency mortgage-backed securities (“MBS”) are priced based on a bond’s theoretical value derived from similar bonds defined by credit quality and market sector. Their fair value incorporates an option adjusted spread. The agency MBS are classified as Level 2. Other agency MBS such as GNMA Puerto Rico Serials are priced using an internally-prepared pricing matrix with quoted prices from local brokers dealers. These particular MBS are classified as Level 3.

• Collateralized mortgage obligations: Agency collateralized mortgage obligations (“CMOs”) are priced based on a bond’s theoretical value derived from similar bonds defined by credit quality and market sector and for which fair value incorporates an option adjusted spread. The option adjusted spread model includes prepayment and volatility assumptions, ratings (whole loans collateral) and spread adjustments. These CMOs are classified as Level 2. Other CMOs, due to their limited liquidity, are classified as Level 3 due to the insufficiency of inputs such as executed trades, credit information and cash flows.

• Corporate securities (included as “other” in the “available-for-sale” category): Given that the quoted prices are for similar instruments, these securities are classified as Level 2.

• Corporate securities and interest-only strips (included as “other” in the “trading account debt securities” category): For corporate securities, quoted prices for these security types are obtained from broker dealers. Given that the quoted prices are for similar instruments or do not trade in highly liquid markets, these securities are classified as Level 2. Given that the fair value was estimated based on a discounted cash flow model using unobservable inputs, interest-only strips are classified as Level 3.

Equity securities

Equity securities are comprised principally of shares in closed-ended and open-ended mutual funds and other equity securities. Closed-end funds are traded on the secondary market at the shares’ market value. Open-ended funds are considered to be liquid, as investors can sell their shares continually to the fund and are priced at NAV. Mutual funds are classified as Level 2. Other equity securities that do not trade in highly liquid markets are also classified as Level 2, except for one equity security that do not have readily determinable fair value and is under an investment company is measured at NAV.

Mortgage servicing rights

Mortgage servicing rights (“MSRs”) do not trade in an active market with readily observable prices. MSRs are priced using a discounted cash flow model valuation performed by a third party. The discounted cash flow model incorporates assumptions that market participants would use in estimating future net servicing income, including portfolio characteristics, prepayments assumptions, discount rates, delinquency and foreclosure rates, late charges, other ancillary revenues, cost to service and other economic factors. Prepayment speeds are adjusted for the loans’ characteristics and portfolio behavior. Due to the unobservable nature of certain valuation inputs, the MSRs are classified as Level 3.

Derivatives

Interest rate caps and indexed options are traded in over-the-counter active markets. These derivatives are indexed to an observable interest rate benchmark, such as LIBOR or equity indexes, and are priced using an income approach based on present value and option pricing models using observable inputs. Other derivatives are liquid and have quoted prices, such as forward contracts or “to be announced securities” (“TBAs”). All of these derivatives are classified as Level 2. The non-performance risk is determined using internally-developed models that consider the collateral held, the remaining term, and the creditworthiness of the entity that bears the risk, and uses available public data or internally-developed data related to current spreads that denote their probability of default.

Contingent consideration liability

The fair value of the contingent consideration, which relates to earnout payments that could be payable to K2 over a three-year period, was calculated based on a discounted cash flow technique using the probability-weighted average from likely scenarios. This contingent consideration is classified as Level 3.

Loans held-in-portfolio that are collateral dependent

The impairment is measured based on the fair value of the collateral, which is derived from appraisals that take into consideration prices in observed transactions involving similar assets in similar locations and which could be subject to internal adjustments. These collateral dependent loans are classified as Level 3.

Loans measured at fair value pursuant to lower of cost or fair value adjustments

Loans measured at fair value on a nonrecurring basis pursuant to lower of cost or fair value were priced based on secondary market prices and discounted cash flow models which incorporate internally-developed assumptions for prepayments and credit loss estimates. These loans are classified as Level 3.

Other real estate owned and other foreclosed assets

Other real estate owned includes real estate properties securing mortgage, consumer, and commercial loans. Other foreclosed assets include primarily automobiles securing auto loans. The fair value of foreclosed assets may be determined using an external appraisal, broker price opinion, or an internal valuation. These foreclosed assets are classified as Level 3 since they are subject to internal adjustments.

ROU assets and leasehold improvements

The impairment was measured based on the sublease rental value of the branches that were subject to the strategic realignment of PB’s New York Metro Branch network. These ROU assets and leasehold improvements are classified as Level 3.

Long-lived assets held-for-sale

The Corporation evaluates for impairment its long-lived assets, whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable and records a write down for the difference between the carrying amount and the fair value less cost to sell. These long-lived assets held-for-sale are classified as Level 3.

Trademark

The write-down on impairment of a trademark was based on the discontinuance of origination thru e-loan platform. This trademark is classified as Level 3.